Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stock-Based Compensation
Stock-Based Compensation

12.Stock-Based Compensation

The Company has the following equity award plans:

Legacy Oklo 2016 Plan – The Legacy Oklo 2016 Plan provided for the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards to eligible employees, officers, consultants, advisors and directors. Since the Legacy Oklo 2016 Plan’s inception, only stock options have been awarded under it. Stock options under the Legacy Oklo 2016 Plan are subject to a maximum term of ten (10) years. Effective as of May 9, 2024, the Company is no longer issuing new awards under the Legacy Oklo 2016 Plan. As of June 30, 2024, options to purchase 10,432,749 shares of Class A common stock were outstanding under the Legacy Oklo 2016 Plan.

2024 Plan – The 2024 Plan provides for the issuance of stock options (which may be incentive stock options or nonqualified stock options) stock appreciation rights (“SARs”), restricted stock awards, restricted stock units and other stock-based awards to eligible employees, consultants, advisors and non-employee directors. Awards under the 2024 Plan cover shares of Class A common stock. Stock option and SARs granted pursuant to the 2024 Plan are subject to a maximum term of ten (10) years. The 2024 Plan will terminate automatically ten (10) years after its adoption by the Board. As of June 30, 2024, the Company has not issued any awards under the 2024 Plan (further details are provided under the heading Restricted Stock Units see Note 15).

2024 ESPP – The 2024 ESPP provides eligible employees with an opportunity to purchase Class A common stock from the Company at a pre-determined discounted price and to pay for such purchases through payroll deductions or other approved contributions during “offering periods” under the 2024 ESPP. The 2024 ESPP will terminate automatically twenty (20) years after its adoption by the Board. As of June 30, 2024, the Company has not granted any rights to purchase Class A common stock under the 2024 ESPP.

Stock-based compensation expenses charged to operations are summarized as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$6,500,640	$33,684	$6,895,388	$66,999
General and administrative	1,956,302	14,868	2,229,028	29,794
Total costs charged to operations (1)	$8,456,942	$48,552	$9,124,416	$96,793
(1)

Three months ended June 30, 2024 includes $7,784,200 of incremental costs of the modification of Legacy Oklo’s awards for the vested options holders’ contingent right to receive a pro rata share of the Earnout Shares recorded at the Closing.

As of June 30, 2024, there was approximately $11,078,383 of total unrecognized compensation expense related to outstanding unvested stock-based compensation arrangements granted under the Legacy Oklo 2016 Plan. The cost is expected to be recognized over a weighted-average period of 4.21 years.

9.	Stock-Based Compensation

In 2016, the Board and the stockholders of the Company approved the 2016 Stock Incentive Plan of Oklo Inc. (the “Plan”). The Plan provides for the issuance of common stock options, appreciation rights, restricted stock units and other stock-based awards to employees, officers, directors, and consultants. Since the Plan’s inception, only stock options have been awarded under it. Options with a time-based vesting schedule vest at the rate of 20% per year over a period of 5 years, beginning one year following the related grant date, and expire ten years from the date of the grant. Options with milestone-based vesting vest upon completion of milestones specific to each grant.

Compensation expense for the years ended December 31, 2023 and 2022 includes the portion of awards vested in the periods for all stock-based awards granted, based on the grant date fair value estimated using a Black-Scholes option valuation model, consistent with authoritative guidance utilizing the following assumptions:

	Years Ended December 31,
	2023	2022
Expected volatility	75.63% – 78.47%	46.50% – 47.20%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.64% – 4.87%	1.50% – 3.90%
Expected term	6.3 years	6.2 – 6.3 years

Expected Volatility — The Company determines volatility based on the historical volatilities of comparable publicly traded companies over a period equal to the expected term because it has no trading history for its common stock price. The comparable companies were chosen based on the similar size, stage in the life cycle, or area of specialty. The Company will continue to apply this process until a sufficient amount of historical information regarding volatility on its own stock becomes available.

Expected Dividend Yield — The Company has not, and does not, intend to pay dividends.

Risk-free Interest Rate — The Company applies the risk-free interest rate based on the U.S. Treasury yield in effect at the time of the grant consistent with the expected term of the award.

Expected Term — The Company calculated the expected term using the simplified method. This method uses the average of the contractual term of the option and the weighted-average vesting period in accordance with authoritative guidance.

Fair Value of Common Stock — The grant date fair market value of the shares of common stock underlying stock options has historically been determined by the Company’s Board. Because there has been no public market for the Company’s common stock, the Board exercises reasonable judgment and considers a number of objective and subjective factors to determine the best estimate of the fair market value, which include contemporaneous valuations performed by an independent third-party, important developments in the Company’s operations, sales of redeemable convertible preferred stock, the rights, preferences and privileges of the Company’s redeemable convertible preferred stock relative to those of its common stock, lack of marketability of its common stock, actual operating results, financial performance, the likelihood of achieving a liquidity event for the Company’s security holders, the trends, the economy in general, the stock price performance and volatility of comparable public companies.

A summary of the stock option award activity during the year ended December 31, 2023 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Life (in years)
Stock option awards outstanding at January 1, 2023	7,210,610	$0.34	8.22
Exercised	(397,376)	0.29
Forfeited/cancelled	(376,450)	0.29
Granted	4,989,875	3.18
Stock option awards outstanding at December 31, 2023	11,426,659	1.59	8.47
Stock option awards exercisable at December 31, 2023	3,166,298	0.32	6.56
Stock option awards not vested at December 31, 2023	8,260,361
Stock option awards available for future grants at December 31, 2023	427,838

The aggregate grant date fair value of stock options granted during the year ended December 31, 2023 and 2022 was $11,342,727 and $1,187,258, respectively. The weighted-average grant-date fair value of stock options granted during the years ended December 31, 2023 and 2022 was $2.27 and $0.22 per share, respectively.

The total fair value of stock options vested during the years ended December 31, 2023 and 2022 was $238,750 and $220,851, respectively.

The intrinsic value for stock options exercised represents the difference between the estimate of fair value based on the valuation of the shares of common stock as of the reporting date and the exercise price of the stock option. During the years ended December 31, 2023 and 2022, the intrinsic value of the Company’s stock option exercises was $1,111,876 and $47,945, respectively.

The exercise prices of the stock option awards outstanding and exercisable are summarized as follows as of December 31, 2023:

		Vested
	Outstanding Awards	Awards
Exercise Price	(Shares)	(Shares)
$0.07	41,343	41,343
$0.29	3,686,848	2,466,791
$0.41	1,445,787	204,532
$0.47	1,262,806	453,632
$3.18	4,989,875	—
	11,426,659	3,166,298

Stock-based compensation expense charged to operations is summarized as follows:

	Years Ended December 31,
	2023	2022
Research and development	$397,909	$123,376
General and administration	379,494	164,872
Total costs charged to operations	$777,403	$288,248

As of December 31, 2023, there was approximately $11,309,000 of total unrecognized compensation expense related to outstanding unvested stock-based compensation arrangements granted under the Plan. The cost is expected to be recognized over a weighted-average period of 4.68 years.

Refer to Note 14, under the heading Business Combination for further details regarding the Business Combination.